UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21691

Adirondack Funds

(Exact name of registrant as specified in charter)

2390 Western Avenue, Guilderland, NY  12084

 (Address of principal executive offices)  (Zip code)

Gregory A. Roeder, Adirondack Research and Management, Inc.

2390 Western Avenue, Guilderland, NY  12084

 (Name and address of agent for service)

Copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant's telephone number, including area code: (518) 690-0470

Date of fiscal year end: March 31

Date of reporting period: December 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW,

Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	The Adirondack Small Cap Fund
	Schedule of Investments
	December 31, 2017(Unaudited)

Shares		Value

COMMON STOCK - 89.89%

Accident & Health Insurance - 1.95%
197,996	CNO Financial Group, Inc. (1 Right per share, exp. 12/31/17)	$ 4,888,521

Air Transportation Scheduled - 1.64%
184,505	JetBlue Airways Corp. *	4,121,842

Aircraft & Parts - 1.49%
137,763	Triumph Group, Inc.	3,747,154

Biotechnology Research & Products - 0.83%
407,712	Trinity Biotech Plc. ADR *	2,079,331

Books: Publishing or Publishing and Printing - 1.23%
332,638	Houghton Mifflin Harcourt Co. *	3,093,533

Business Services, Nec - 1.45%
224,834	Conduent Inc. *	3,633,317

Cogeneration Services & Small Power Producers - 2.27%
337,297	Covanta Holding Corp.	5,700,319

Computer Processing & Data Preparation - 0.23%
1,127,363	IPASS, Inc. *	586,116

Computer Programming, Data Processing Etc. - 1.09%
304,672	AutoWeb, Inc. *	2,745,095

Construction Special Trade Contractors - 1.08%
151,678	Matrix Service Co. *	2,699,868

Crude Petroleum & Natural Gas - 1.59%
75,500	Carrizo Oil & Gas, Inc. *	1,606,640
556,350	Tetra Technologies, Inc. *	2,375,615
		3,982,255
Deep Sea Foreigh Transportation of Freight - 2.21%

376,163	Ardmore Shipping Corp. (Bermuda) *	3,009,304
53,752	Seacor Holdings, Inc.	2,484,417
5,500	Dorian LPG, Ltd. *	45,210
		5,538,931
Electric Lighting & Wiring Equipment - 1.38%
332,108	LSI Industries, Inc. *	2,284,903
1,328,938	Orion Energy Systems, Inc. *	1,169,465
		3,454,368
Electronic Components & Accessories - 1.74%
210,187	Vishay Intertechnology, Inc.	4,361,380

Fabricated Plate Work (Boiler Shops) - 1.87%
413,467	Global Power Equipment Group, Inc. *	1,641,464
464,677	McDermott International, Inc. *	3,057,575
		4,699,039
Footwear, (No Rubber) - 1.23%
96,767	Wolverine World Wide, Inc.	3,084,932

Games, Toys & Children's Vehicles - 0.23%
241,423	JAKKS Pacific, Inc. *	567,344

Glass Containers - 2.62%
296,838	Owens-Illinois, Inc. *	6,580,898

Gold & Silver Ores - 1.51%
242,803	Pan American Silver Corp. (Canada)	3,778,015

Gold & Sliver Ores - 1.39%
125,429	CSS Industries, Inc.	3,490,689

Instruments for Measuring & Testing of Electricity & Elec Signals - 1.05%
268,635	Xcerra Corp. *	2,629,937

Leisure Time - 1.83%
330,203	Callaway Golf Corp.	4,599,728

Life Insurance - 3.33%
16,189	National Western Life Group, Inc. Class A	5,358,883
959,582	Genworth Financial, Inc. Class A *	2,984,300
		8,343,183
Meat Packing Plants - 1.59%
902	Seaboard Corp.	3,977,820

Medical & Dental Instruments & Supply - 2.20%
292,220	Owens & Minor, Inc.	5,517,114

Metal Mining - 1.13%
392,956	Cleveland Cliffs, Inc. *	2,833,213

Miscellaneous Chemical Products - 1.33%
130,398	Orion Engineered Carbons SA (Luxembourg)	3,338,189

Mortgage Bankers & Loan Correspondents - 2.01%
272,548	Nationstar Mortgage Holdings, Inc. *	5,042,138

Motor Vehicle Parts & Accessories - 2.94%
90,704	Dana Holding Corp.	2,903,435
37,750	Horizon Global Corp. *	529,255
172,308	Stoneridge, Inc. *	3,938,961
		7,371,651
Oil & Gas Filled Machinery & Equipment - 0.35%
595,733	Superior Drilling Products, Inc. *	875,728

Operative Builders - 1.99%
279,042	TRI Pointe Group, Inc. *	5,000,433

Ordnance & Accessories (No Vehicles/Guided Missiles) - 1.62%
278,128	Vista Outdoor, Inc. *	4,052,325

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.14%
318,139	Invacare Corp.	5,360,642

Printed Circuit Boards - 2.82%
86,940	Sanmina Corp. *	2,869,020
245,211	Celestica, Inc. (Canada) *	2,569,811
63,786	CTS Corp.	1,642,490
		7,081,321
Pumps & Pumping Equipment - 0.32%
65,610	Ampco Pittsburgh Corp. *	813,564

Radio & TV Broadcasting & Communications Equipment - 0.26%
167,498	SeaChange International, Inc. *	658,267

Retail-Auto Dealers & Gasoline Stations - 0.79%
480,913	TravelCenters of America LLC *	1,971,743

Retail-Miscellaneous Shopping Goods Stores - 1.09%
772,414	Office Depot, Inc.	2,734,346

Savings Institution, Federally Chartered - 1.49%
238,506	Brookline Bancorp, Inc.	3,744,544

Security Brokers, Dealers & Flotation Companies - 3.25%
363,874	Cowen Group, Inc. Class A *	4,966,880
163,136	Greenhill & Co., Inc.	3,181,152
		8,148,032
Semiconductors & Related Devices - 0.27%
383,922	QuickLogic Corp. *	668,024

Services-Computer Integrated Systems Design - 3.33%
574,033	Allscripts Healthcare Solutions, Inc. *	8,352,180

Services-Computer Programming Services - 0.10%
72,244	RealNetworks, Inc. *	247,074

Services-Misc. Equipment Rental & Leasing - 1.57%
304,786	FLY Leasing Ltd. ADR *	3,934,787

Services-Motion Picture & Video Tape Production - 0.63%
127,796	Gaia, Inc. Class A *	1,584,670

Special Industry Machinery - 0.83%
5,600	Axcelis Technologies, Inc. *	160,720
200,737	Manitex International, Inc. *	1,927,075
		2,087,795
Sporting & Athletic Goods, NEC - 2.72%
869,256	Clarus Corp. *	6,823,660

Surety Insurance - 2.28%
406,100	MGIC Investment Corp. *	5,730,071

Surgical & Medical Instruments & Apparatus - 0.43%
251,396	Accuray Inc. *	1,081,003

Telephone Communications (No Radio Telephone) - 3.24%
798,748	Vonage Holdings Corp. *	8,123,267

Telephone & Telegraph Apparatus - 1.44%
368,830	Infinera Corp. *	2,334,694
61,400	Ciena Corp. *	1,285,102
		3,619,796

Television Broadcasting Stations - 1.21%
181,800	Gray Television, Inc. *	3,045,150

Title Insurance - 2.08%
123,135	Stewart Information Services Corp.	5,208,611

Water Supply - 0.65%
195,323	Pure Cycle Corp. *	1,630,947

Wholesale Groceries & General Line - 4.47%
184,200	Performance Food Group Co *	6,097,020
103,600	United Natural Foods, Inc. *	5,104,372
		11,201,392
Women's, Misses', Children's & Infants' Undergarments - 2.07%
307,620	Guess, Inc.	5,192,626

TOTAL FOR COMMON STOCKS (Cost $179,061,892) - 89.89%		225,457,918

PREFERRED STOCK - 1.35%

Life Insurance - 1.35%
177,929	Phoenix Companies Quibs 7.450% 01/15/2032	3,393,106

TOTAL FOR PREFERRED STOCK (Cost $3,655,852) - 1.35%		3,393,106

REAL ESTATE INVESTMENT TRUSTS - 2.07%
656,452	MFA Financial, Inc.	5,199,100

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $4,630,966) - 2.07%		5,199,100

SHORT-TERM INVESTMENTS - 6.72%
16,866,529	Federated Treasury Obligation Fund-Institutional Shares (Cost $16,866,529) 1.16%	16,866,529

TOTAL INVESTMENTS (Cost $204,215,238) - 100.04% ***		250,916,653

LIABILITES IN EXCESS OF OTHER ASSETS - (0.04%)		(108,052)

NET ASSETS - 100.00%		$ 250,808,601

* Non-income producing securities during the period
** Variable rate security; the coupon rate shown represents the yield at December 31, 2017.

***At December 31, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $204,215,238 amounted to $46,701,414, which consisted of aggregate gross unrealized appreciation of 62,564,386 and aggregate gross unrealized depreciation of $15,862,972.

ADR - American Depository receipt.

NOTES TO FINANCIAL STATEMENTS
Adirondack Small Cap Fund
1. SECURITY TRANSACTIONS

At December 31, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $204,215,238 amounted to $46,701,414, which consisted of aggregate gross unrealized appreciation of 62,564,386 and aggregate gross unrealized depreciation of $15,862,972.

2. SECURITY VALUATION

Equity securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by a pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by a pricing service at its last bid price.  When market quotations are not readily available from a pricing service, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, when restricted or illiquid securities are being valued, or when an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, such securities are fair valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2017:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$225,457,918	$0	$0	$225,457,918
Preferred Stocks	$0	3,393,106	$0	3,393,106
Real Estate Investment Trusts	$5,199,100	$0	$0	$5,199,100
Cash Equivalents	$16,866,529	$0	$0	$16,866,529
Total	$247,523,547	$3,393,106	$0	$250,916,653

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adirondack Funds

By /s/Gregory A. Roeder

*Gregory A. Roeder

President

Date February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory A. Roeder

*Gregory A. Roeder

President

Date February 28, 2018

By /s/Matthew Reiner

*Matthew Reiner

Treasurer and Principal Financial Officer

Date February 28, 2018

* Print the name and title of each signing officer under his or her signature.